Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Income Statement [Abstract]
Net sales	$ 6,971.5	$ 7,070.1	$ 7,159.0
Cost of products sold	5,048.2	5,166.0	5,243.5
Gross profit	1,923.3	1,904.1	1,915.5
Marketing, general and administrative expense	1,060.5	1,080.4	1,127.5
Other expense (income), net	53.6	53.2	69.9
Interest expense	70.0	75.8	58.5
Other non-operating expense (income), net	1.9	445.2	104.8
Income before taxes	737.3	249.5	554.8
Provision for (benefit from) income taxes	177.7	(56.7)	85.4
Equity method investment (losses) gains	(3.7)	(2.6)	(2.0)
Net income	$ 555.9	$ 303.6	$ 467.4
Per share amounts:
Net income per common share (in dollars per share)	$ 6.67	$ 3.61	$ 5.35
Net income per common share, assuming dilution (in dollars per share)	$ 6.61	$ 3.57	$ 5.28
Weighted average number of shares outstanding:
Common shares (in shares)	83.4	84.0	87.3
Common shares, assuming dilution (in shares)	84.1	85.0	88.6